COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of June 30, 2022.

Operating Leases

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has operating leases primarily consisting of facilities with remaining lease terms of one year to three years. The lease term represents the period up to the early termination date unless it is reasonably certain that the Company will not exercise the early termination option.

Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company does not hold any finance leases as of June 30, 2022.

The Company also has certain leases related to equipment and tools. A short-term lease is a lease with a term of 12 months or less and does not include the option to purchase the underlying asset that we would expect to exercise. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability for these short-term leases.

The Company’s lease agreements generally do not provide an implicit borrowing rate, therefore 3-year Indonesia government bond yield to maturity was used at lease commencement date for purposes of determining the present value of lease payments.

The components of lease expense were as follows for each of the periods presented:

	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Operating lease expense	$156,052	-
Short-term lease expense	39,756	90,575
Total operating lease costs	195,808	90,575
Other information
Operating cash flows used in operating leases	122,160	-
Weighted average remaining lease term (in years)	1.73	-
Weighted average discount rate	5.612%	-

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2022 is as follows:

June 30, 2022
(Unaudited)
2022 remaining	$146,414
2023	237,111
2024	80,967
464,492
Less: discount on operating lease liabilities	(24,658)
Present value of operating lease liabilities	439,834
Less: Current portion of operating lease liabilities	(281,310)
Non-current portion of operating lease liabilities	158,524

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

Currently, Kruh Block is operated under a KSO until May 2030. The Company has material commitments related to its development and exploration activities in the Kruh Block and material commitments in regards to the exploration activity in the Citarum Block under a Production Sharing Contract with the Indonesian Special Task Force for Upstream Oil and Gas Business Activities (known as SKK Migas) (the “PSC”). The following table summarizes future commitments amounts on an undiscounted basis as of June 30, 2022 for all the planned expenditures to be carried out in Kruh Block and Citarum Block (this table takes into account the Company’s updated seismic and drilling plans for Kruh Block as described in note 15):

		Future commitments (Unaudited)
	Nature of commitments	Remaining of 2022	2023	2024 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$950,000
2D seismic	(a)	-	846,182	5,288,545
3D seismic	(a)	-	-	2,100,000
Drilling	(b)(c)	-	-	30,000,000
Total commitments - Citarum PSC		$-	$996,182	$38,338,545
Kruh Block KSO				-
Lease commitments	(d)	$1,340,776	$2,836,933	$33,725,160
Production facility		-	-	2,280,000
G&G studies	(a)	-	200,000	1,100,000
2D seismic	(a)	-	1,250,000	-
3D seismic	(a)	1,205,268	-	-
Drilling	(a)(c)	-	3,000,000	18,000,000
Workover		-	144,893	-
Certification		-	250,000	-
Abandonment and Site Restoration	(a)	29,317	58,634	381,124
Total commitments - Kruh KSO		$2,575,361	$7,740,460	$55,486,284
Total Commitments		$2,575,361	$8,736,642	$93,824,829

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)

Lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Right of use assets and lease liabilities for the Company’s operating leases are recorded in the condensed consolidated balance sheet except the short-term lease exemption. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of our operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.